FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

Liabilities:
Forward transactions	$-	$463	$-	$463

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

Schedule of Non-Recurring Fair Value Measurements

		Fair value measurements using
	As of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses for the year ended December 31, 2012
Goodwill (1) (*)	$-	$-	$-	$-	$1,015
Investment in affiliated company (2)	$1,264	$-	$-	$1,264	$3,300

(*)	Excluding discontinued operations for the year ended on December 31, 2012